INVESTMENTS - Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value change of available-for-sale debt securities	$ 0	$ 3,644
Investments in available-for-sale debt securities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial liabilities / assets at the beginning of the period	0	30,824
Fair value change of available-for-sale debt securities		3,644
Fair value of Level 3 financial liabilities / assets at the end of the period	0	34,468
Investments in equity securities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial liabilities / assets at the beginning of the period	37,241	0
Fair value change of available-for-sale debt securities		0
Disposal of investments, equity securities	(12,905)
Total gains included in earnings	173
Total gains included in other comprehensive income	548
Fair value of Level 3 financial liabilities / assets at the end of the period	$ 25,057	$ 0